Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

Phone:	260-455-6918
e-Mail:	Colleen.Tonn@LFG.com

VIA EDGAR

January 12, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

Funds: LVIP Protected Profile Conservative Fund, LVIP Protected Profile Moderate

Fund, and LVIP Protected Profile Growth Fund (collectively, the “Funds”)

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the prospectuses for the Funds, dated December 21, 2011. The purpose of this filing is to submit the 497(e) filing, dated January 12, 2012, in XBRL format for the Funds.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn

Senior Counsel

cc: Jill R. Whitelaw, Esq.